Asset Retirement Obligation (Tables)	12 Months Ended
Oct. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Reconciliation of asset retirement obligations
A reconciliation of the ARO for the years ended October 31, 2011 and 2010 is as follows:

As of October 31	2011	2010
Asset retirement obligation – beginning of year	$10,598	$4,474
Liability incurred	-	-
Liability settled	-	-
Incremental ARO	-	5,457
Accretion expense	843	396
Foreign exchange and other	250	271
Asset retirement obligation – end of year	$11,691	$10,598